Goodwill (Tables)	12 Months Ended
Jun. 30, 2014
Goodwill [Abstract]
Schedule of business acquisitions

	June 30,	June 30,
	2014	2013
Acquisition cost of Moneytech POS Pty Ltd.	$101,265	$98,180
Fixed assets received	(56,414)	(54,695)
Liability assumed	26,376	25,572
Acquisition cost assigned to goodwill	$71,227	$69,057